Note 17 - Cash and Cash Equivalents - Credit Ratings (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Cash and cash equivalents	$ 553	$ 1,285	$ 8,604	$ 2,824
A + [member]
Statement Line Items [Line Items]
A+	(12)	171	5,423
A-1 [Member]
Statement Line Items [Line Items]
Cash and cash equivalents	0	0	0
A- [member]
Statement Line Items [Line Items]
Cash and cash equivalents	2	2	2
AA - [member]
Statement Line Items [Line Items]
Cash and cash equivalents	$ 563	$ 1,112	$ 3,179